UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05506

College and University Facility Loan Trust Two
(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Diana J. Kenneally U.S. Bank Corporate Trust Services One Federal Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(617) 603-6442

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2007 – May 31, 2008

ITEM 1.  REPORT TO STOCKHOLDERS.

College and University

Facility Loan Trust Two

Compiled Financial Statements

Six Months Ended May 31, 2008

Accountants’ Compilation Report

To the Owner Trustee of

College and University Facility

Loan Trust Two

We have compiled the accompanying statement of assets and liabilities of College and University Facility Loan Trust Two (the “Trust”), including the schedule of investments, as of May 31, 2008, and the related statements of operations, cash flows, changes in net assets and financial highlights for the six months then ended, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants.  The financial information for the years ended November 30, 2007, 2006, 2005, 2004 and 2003, presented herein for comparative purposes, was audited by other auditors, whose reports thereon expressed an unqualified opinion, except for the effect on the 2007, 2006, 2005, 2004 and 2003 financial statements of accounting for investments under the amortized cost method of accounting as described in Note 2 to the financial statements.

A compilation is limited to presenting in the form of financial statements information that has been obtained from the books and records of the Trust.  We have not audited or reviewed the accompanying financial statements or supplemental material and, accordingly, do not express an opinion or any other form of assurance on them.  However, we did become aware of a departure from accounting principals generally accepted in the United States of America that is described in the following paragraph.

As disclosed in Note 2 to the financial statements, the Trust is accounting for its investments under the amortized cost method of accounting, adjusted by an allowance for loan losses.  Accounting principles generally accepted in the United States of America require that the investments be accounted for under the fair value method of accounting.  Accounting for the investments under the fair value method of accounting, based on the Trust’s estimate of fair value as described in Note 8, would result in an increase of approximately $11,647,000 in the recorded value of the investments and an increase in unrealized appreciation of investments of approximately $11,647,000 as of May 31, 2008.

We are not independent with respect to College and University Facility Loan Trust Two.

  /s/ BDO Seidman, LLP

Boston, Massachusetts

July 29, 2008

College and University

Facility Loan Trust Two

Statement of Assets and Liabilities

May 31,	2008

Assets:

Investments, at amortized cost, net of allowance for loan losses of $832,376 (Notes 1, 2, 6, 7 and 8, and Schedule of Investments)	$47,149,733
Cash	61,633
Interest receivable	412,340
Loans receivable	131,000
Deferred bond issuance costs (Note 2)	112,701
Prepaids	13,750

Total assets	47,881,157

Liabilities:

Bonds payable, net of unamortized discount (Notes 3 and 8)	37,644,029
Interest payable (Note 3)	911,515
Accrued expenses and other liabilities	191,665
Distribution payable to Class B certificateholders (Note 5)	419,856

Total liabilities	39,167,065

Net Assets:

Class B certificates, par value $1 - authorized, issued and outstanding - 1,763,800 certificates (Note 5)	1,763,800
Accumulated deficit (Notes 2 and 5)	(1,478,754)
Additional paid-in capital (Note 2)	8,429,046

Total net assets	$8,714,092

Net asset value per Class B certificate (based on 1,763,800 certificates outstanding)	$4.94

See accompanying accountant’s compilation report and notes to financial statements.

College and University

Facility Loan Trust Two

Statement of Operations

Six months ended May 31,	2008

Investment income:
Interest income (Note 2)	$2,370,562

Expenses:
Interest expense (Notes 2 and 3)	1,782,202
Servicer fees (Note 4)	22,576
Trustee fees (Note 4)	18,518
Other trust and bond administration expenses	146,881

Total expenses	1,970,177

Net investment income	400,385

Net increase in net assets resulting from operations	$400,385

See accompanying accountant’s compilation report and notes to financial statements.

College and University

Facility Loan Trust Two

Statement of Cash Flows

Six months ended May 31,	2008

Cash flows from operating activities:
Interest received	$1,070,246
Interest paid	(996,012)
Operating expenses paid	(186,817)
Net decrease in funds held under investment agreements	2,462,429
Principal payments on Loans	2,735,499

Net cash provided by operating activities	5,085,345

Cash flows from financing activities:
Principal repayments on Bonds	(4,224,815)
Distributions to Class B certificateholders	(1,036,614)

Net cash used in financing activities	(5,261,429)

Net decrease in cash	(176,084)

Cash, beginning of period	237,717

Cash, end of period	$61,633

Reconciliation of net increase in net assets resulting from operations to net cash provided by operating activities:
Net increase in net assets resulting from operations	$400,385
Decrease in interest receivable	32,769
Increase in prepaid assets	(13,750)
Increase in accrued expenses and other liabilities	14,908
Decrease in Bond interest payable	(84,496)
Decrease in investment contracts	2,462,429
Decrease in loan principal balance	2,735,499
Amortization of original issue discount on Bonds	857,708
Amortization of purchase discount on Loans	(1,333,086)
Amortization of deferred Bond issuance costs	12,979

Net cash provided by operating activities	$5,085,345

See accompanying accountant’s compilation report and notes to financial statements.

College and University

Facility Loan Trust Two

Statement of Changes in Net Assets

(Note 2(f))

	Six Months Ended May 31, 2008	Year Ended November 30, 2007

From operations:
Net investment income	$400,385	$1,071,880
Reduction in reserve for loan loss	—	100,000

Net increase in net assets applicable to Class B certificateholders resulting from operations	400,385	1,171,880

Capital certificate transactions:
Distributions to Class B certificateholders (Note 5)	419,856	(1,655,782)

Net decrease in net assets	(19,471)	(483,902)

Net assets:
Beginning of period	8,733,563	9,217,465

End of period	$8,714,092	$8,733,563

See accompanying accountant’s compilation report and notes to financial statements.

College and University

Facility Loan Trust Two

Financial Highlights

(Notes 1 and 5)

	For the Six Months Ended May 31,		Years Ended November 30,
	2008		2007		2006		2005		2004		2003

Net asset value, beginning of period	$4.95		$5.23		$6.23		$5.97		$6.87		$7.64

Net investment income	.23		.61		.75		.70		1.20		1.04

Provision for loan losses	—		.05		.28		—		—		—

Distribution to Class B certificateholders	(.24)		(0.94)		(2.03)		(.44)		(2.10)		(1.81)

Net asset value, end of period	$4.94		$4.95		$5.23		$6.23		$5.97		$6.87

Total investment return (a)	N/A		N/A		N/A		N/A		N/A		N/A

Net assets applicable to Class B certificates, end of period	$8,714,092		$8,733,563		$9,217,465		$10,989,952		$10,525,419		$12,112,066

Ratios and Supplemental Data:

Ratio of operating expenses to average net assets applicable to Class B certificates	22.58	%(b)(c)	49.51	%(b)	52.81	%(b)	54.60	%(b)	71.19	%(b)	66.77	%(b)

Ratio of net investment income to average net assets applicable to Class B certificates	4.59	%(c)	11.94%		13.09%		11.54%		18.67%		14.37%

Number of Class B certificates outstanding, end of period	1,763,800		1,763,800		1,763,800		1,763,800		1,763,800		1,763,800

(a)          The Trust’s investments are recorded at amortized cost as discussed in Note 2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding “Total Investment Return” and has not included information under that heading.

(b)         Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B Certificates was 2.15%(c), 3.83%, 3.76%, 3.58%, 3.89% and 3.26% in 2008, 2007, 2006, 2005, 2004 and 2003, respectively.

(c)          Annualized.

See accompanying accountant’s compilation report and notes to financial statements.

College and University

Facility Loan Trust Two

Notes to Financial Statements

1.                        Organization and Business

College and University Facility Loan Trust Two (the Trust) was formed on March 11, 1988 as a business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by the Bank of Boston (the Owner Trustee), succeeded by State Street Bank and Trust Company, succeeded by US Bank (successor Owner Trustee), not in its individual capacity, but solely as Owner Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on May 12, 1988 (the Closing Date) and issued Bonds in four tranches in the aggregate principal amount (at maturity) of $450,922,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by, or previously assigned to, the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to The Bank of New York, National Association, as successor in interest to J.P. Morgan Trust Company, National Association, as successor in interest to Bank One Trust Company, NA, formerly The First National Bank of Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.18% and a weighted average remaining term to maturity of approximately 18.77 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment contracts (Note 2) as specified in the Indenture.

See accompanying accountants’ compilation report.

College and University

Facility Loan Trust Two

Notes to Financial Statements

1.                          Organization and Business (Continued)

All payments on the Loans and earnings under the investment agreements and any required transfers from the Expense and Liquidity Funds are deposited to the credit of the Revenue Fund held by the Bond Trustee, as defined within, and in accordance with the Indenture. On each bond payment date, amounts on deposit in the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date will be used to further pay down the Bonds to the extent of the maximum principal distribution amount, after which any residual amounts are paid to the certificateholders, as discussed in Note 5.

On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.

2.                          Summary of Significant Accounting Policies

(a)                      College and University Facility Loans

The Loans were purchased and recorded at a discount below par. Pursuant to a “no-action letter” that the Trust received from the Securities and Exchange Commission, the Loans, included in investments in the accompanying statement of assets and liabilities, are being accounted for under the amortized cost method of accounting, net of any allowance for loan loss. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust’s income by applying the Loan’s effective interest rate to the amortized cost of that Loan. When a Loan prepays, the remaining discount is recognized as interest income. The remaining balance of the purchase discount on the Loans as of May 31, 2008 was approximately $15,033,000.

See accompanying accountants’ compilation report.

College and University

Facility Loan Trust Two

Notes to Financial Statements

2.                          Summary of Significant Accounting Policies (Continued)

(a)                      College and University Facility Loans (Continued)

The Trust’s policy is to discontinue the accrual of interest on Loans for which payment of principal or interest is 180 days or more past due or for other such Loans that management believes the collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued, but uncollected interest is reversed against the current period’s interest income. Subsequently, interest income is generally recognized when received. Payments are generally applied to interest first, with the balance, if any, applied to principal. At May 31, 2008, no loans have been placed on nonaccrual status.

Accounting principles generally accepted in the United States of America (GAAP), requires that the Loans be accounted for under the fair value method of accounting. However, management believes that the amortized cost method of accounting net of any allowance for loan loss best serves the informational needs of the users of the Trust’s financial statements.

(b)                     Other Investments

Other investments, which are included in investments in the accompanying statement of assets and liabilities, consist of two investment agreements issued by JP Morgan Chase Bank, bearing fixed rates of interest of 7.05% and 7.75%. These investments may take the form of repurchase agreements (the underlying collateral of which shall be as to form and substance acceptable to each nationally recognized statistical rating agency that rates the Bonds), time deposits or other lawful investments at JP Morgan Chase Bank’s option. These investments are carried at amortized cost. These investment agreements terminate on the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full.

GAAP requires that the investments be accounted for under the fair value method of accounting. However, management believes that the amortized cost method of accounting best serves the informational needs of the users of the Trust’s financial statements.

See accompanying accountants’ compilation report.

College and University

Facility Loan Trust Two

Notes to Financial Statements

2.                          Summary of Significant Accounting Policies (Continued)

(c)       Fair Value Measurements

Effective December 1, 2007, the Trust adopted Statement of Financial Standards, No. 157, Fair Value Measurements, (SFAS No. 157). In February 2008, the Fair Accounting Standards Board, or the FASB, issued a staff position that delays the effective date of SFAS No. 157 for all nonfinancial assets and liabilities except for those recognized or disclosed at least annually. Therefore, the Company has adopted the provisions of SFAS No. 157 with respect to its financial assets and liabilities only. SFAS No. 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Fair value is defined under SFAS No. 157 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measure date. Valuation techniques used to measure fair value under SFAS No. 157 must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

See Note 8 for a description of the impact of the adoption of this statement on the Trust’s results of operations and financial condition.

(d)                     Federal Income Taxes

It is the Trust’s policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

The Trust adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 (“FIN 48”) effective December 1, 2007. FIN 48 requires management to determine whether a tax position of the Trust is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 was applied to all existing tax positions upon initial adoption. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Trust. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Trust’s financial statements and no cumulative effect adjustments were recorded. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

The Trust’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)                      Deferred Bond Issuance Costs

Deferred bond issuance costs are being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. When Loan prepayments occur, an additional portion of the deferred issuance costs is expensed in the year the prepayment occurred, so that the future effective interest rate remains unchanged.

(f)                        Presentation of Capital Distributions

Capital distributions are accounted for in accordance with the American Institute of Certified Public Accountants Statement of Position (SOP) 93-2, “Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies.” SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax basis.

See accompanying accountants’ compilation report.

College and University

Facility Loan Trust Two

Notes to Financial Statements

2.                          Summary of Significant Accounting Policies (Continued)

(f)                        Presentation of Capital Distributions (Continued)

As of November 30, 2007, all tax earnings and profits have been distributed. Accordingly, all accumulated undistributed net investment income has been reclassified to additional paid-in capital. This reclassification results from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve are not currently deductible for tax purposes and have been reclassified as an accumulated deficit. These reclassifications had no impact on the net investment income or net assets of the Trust.

The Trust expects to have a tax return of capital for the fiscal year ending November 30, 2008; however, the amount cannot be reasonably estimated at May 31, 2008.

(g)                    Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires us to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities at the date of the financial statements and for the period then ended. On an on-going basis, the Trust evaluates the estimates used, including those related to the allowance for loan losses. The Trust bases its estimates on historical experience, current conditions and various other assumptions that the Trust believes to be reasonable under the circumstances. These estimates form the basis for making judgments about the carrying values of assets and liabilities and are not readily apparent from other sources. These estimates are used to assist the Trust in the identification and assessment of the accounting treatment necessary with respect to commitments and contingencies. Actual results may differ from these estimates under different assumptions or conditions.

See accompanying accountants’ compilation report.

College and University

Facility Loan Trust Two

Notes to Financial Statements

2.                          Summary of Significant Accounting Policies (Continued)

(h)                    Loans Receivable

On the Statement of Assets and Liabilities, the investment balances in three loans, that have matured, were reclassified from Investments to Loans receivable as the final principal payments were not received as of May 31, 2008.

3.                          Bonds

The Bonds outstanding at May 31, 2008 consist of the following:

Type	Interest Rate	Stated Maturity	Outstanding Principal (000’s)	Unamortized Discount (000’s)	Carrying Amount (000’s)

Sequential	4.00%	June 1, 2018	$45,576	$7,932	$37,644

Interest on the Bonds is payable semiannually. On June 1, 2008, the Trust made a principal payment of $2,293,949 on the Bonds.

Principal payments on the Bonds will be made prior to the respective stated maturities on each bond payment date in an amount equal to the lesser of either (1) amounts available in the Revenue Fund after certain required payments of interest and principal (at the stated maturity of the Bonds) and administrative expenses after required transfers to the Expense Fund and the Liquidity Fund (such that the amounts on deposit are equal to the Expense Fund Requirement and the Liquidity Fund Requirement, respectively), or (2) the Maximum Principal Distribution Amount, as defined within the Indenture. These principal payments will be applied to each class of Bonds in the order of their stated maturities, so that no payment of principal will be made on the Bonds of any class until all Bonds having an earlier stated maturity have been paid in full.

See accompanying accountants’ compilation report.

College and University

Facility Loan Trust Two

Notes to Financial Statements

3.                          Bonds (Continued)

The estimated aggregate principal payments on the Bonds at May 31, 2008 after taking into consideration actual Loan prepayments, Defaulted Loans and the Maximum Principal Distribution Amount, as defined in the Indenture, are as follows:

Amount
Fiscal Year	(000’s)

2008	$2,294
2009	6,178
2010	5,835
2011	5,388
2012	5,325
Thereafter	20,556

Total	$45,576

Actual Bond principal payments may differ from estimated payments because borrowers may prepay or default on their obligations. The Bonds are not subject to optional redemption by either the Trust or the bondholders.

In the event of negative cash flows, a Liquidity Fund has been established and maintained such that, on or before such payment date, the Liquidity Fund may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust. The original issue discount is being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. Accordingly, loan prepayments have the effect of accelerating bond payments. When Bond payments occur sooner than estimated payments, a portion of the original issue discount is expensed in the year of prepayment, so that the future effective interest rate on the Bonds remains unchanged.

See accompanying accountants’ compilation report.

College and University

Facility Loan Trust Two

Notes to Financial Statements

4.                          Administrative Agreements

(a)                      Servicer

As compensation for the services provided under the servicing agreement, Capmark Finance, Inc., formerly GMAC Commercial Mortgage, receives a servicing fee. The fee is earned each date payments are received on each Loan and is equal to 0.075 of 1% of the outstanding principal balance of each Loan divided by the number of payments of principal and interest in a calendar year. For the six months ended May 31, 2008, this fee totaled $22,576.

(b)                     Trustees

As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

•                  The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee, earned fees of $6,250 and $7,500, respectively, for the six months ended May 31, 2008.

•                  The Bond Trustee is entitled to an annual fee equal to 0.015 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. In addition, the Bond Trustee is reimbursed for other agreed-upon related expenses. For the six months ended May 31, 2008, total Bond Trustee fees and related expenses amounted to $4,768.

See accompanying accountants’ compilation report.

College and University

Facility Loan Trust Two

Notes to Financial Statements

5.                          Certificates

Holders of each of the Class B certificates receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust on a pro rata basis.  On June 1, 2008, a distribution of $419,856 was made to the Class B certificateholders.  This payment is reflected as a liability in the accompanying statement of assets and liabilities.

While the Bonds are outstanding, distributions to the Class B certificateholders are made on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each calendar month.  The certificateholders shall each be entitled to one vote per certificate.

6.                          Allowance For Loan Losses

An analysis of the allowance for loan losses for the six months ended May 31, 2008 is summarized as follows:

Balance, beginning of year	$832,376
Reduction in reserve for loan losses	—
Charge-offs	—

Balance, end of year	$832,376

At May 31, 2008, there were no recorded investments in loans that are considered to be impaired.  See Note 2(a) for a discussion of the Trust’s impaired loan accounting policy.

See accompanying accountants’ compilation report.

College and University

Facility Loan Trust Two

Notes to Financial Statements

7.                          Loans

Scheduled principal and interest payments on the Loans as of May 31, 2008, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

Fiscal year	Principal Payments (000’s)	Interest Payments (000’s)	Total (000’s)

2008	$4,600	$915	$5,515
2009	7,080	1,646	8,726
2010	6,512	1,426	7,938
2011	6,344	1,222	7,566
2012	5,966	1,021	6,987
Thereafter	27,574	3,348	30,922

Total	$58,076	$9,578	$67,654

Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest on the Loans may vary significantly from the scheduled payments. As of May 31, 2008, there were no Loans in Default.

See accompanying accountants’ compilation report.

College and University

Facility Loan Trust Two

Notes to Financial Statements

7.                          Loans (Continued)

The following analysis summarizes the stratification of the Loan portfolio by type of collateral and institution as of May 31, 2008.

Type of Collateral	Number of Loans	Amortized Cost (000’s)%

Loans secured by a first mortgage	94	$28,585	66.41%

Loans not secured by a first mortgage	29	14,455	33.59

Total Loans	123	$43,040	100.0%

Type of Institution	Number of Loans	Amortized Cost (000’s)%

Private	98	$27,996	65.05%

Public	25	15,044	34.95

Total Loans	123	$43,040	100.0%

The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower’s sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower’s facilities and, in the case of some Loans to public institutions, which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and the diversity of program offerings.

See accompanying accountants’ compilation report.

College and University

Facility Loan Trust Two

Notes to Financial Statements

7.                          Loans (Continued)

The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust’s ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

8.                          Fair Value of Financial Instruments

Statement of Financial Accounting Standards No. 107, “Disclosures about Fair Value of Financial Instruments,” allows for the use of a wide range of valuation techniques; therefore, it may be difficult to compare the Trust’s fair value information to independent markets or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying market value of the Trust’s net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

Current market prices are not available for most of the Trust’s financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments both Loans and Bonds using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these items for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these Loans is not subject to estimate.

See accompanying accountants’ compilation report.

College and University

Facility Loan Trust Two

Notes to Financial Statements

8.                          Fair Value of Financial Instruments (Continued)

Similarly, the fair values of the Trust’s investment agreements also exceed the carrying values of these investments. The fair values of these long-term fix-maturity investments are determined by adding a market rate adjustment to the carrying value of the investment. This market rate adjustment is calculated using the net present value of the difference between future interest income to the trust at the issue rate and the future interest income at the current market rate through the maturity of the investment. The current market rate is based upon the 20 year Treasury bill rate at May 31, 2008. As the current market interest rate approaches the original interest rate of the investment, the fair value of the investment approaches the carrying value.

The estimated fair value of each category, which were determined using level 3 inputs as defined in SFAS No. 157 of the Trust’s financial instruments and the related book value presented in the accompanying statement of assets and liabilities as of May 31, 2008 is as follows:

	Amortized Cost (000’s)		Fair Value (000’s)

Loans	$42,208	*	$53,192
Investment Agreements:
Revenue Fund	3,917		4,409
Liquidity Fund	1,025		1,196

	$47,150		$58,797

Bonds payable	$37,644		$44,101

*Net of allowance for loan losses of $832,376.

See accompanying accountants’ compilation report.

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

May 31, 2008

(Dollar Amounts in Thousands)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Internal Rate of Return % (A) (Unaudited)	Amortized Cost (Notes 1 and 2)
	COLLEGE AND UNIVERSITY LOANS (85.5%)
	ALABAMA
$1,095	Alabama Agricultural and Mechanical University	3.000	05/01/2018	10.27	$781
1,350	Auburn University	3.000	12/01/2018	9.16	968
30	Huntingdon College	3.000	10/01/2008	10.60	29
220	University of Alabama in Birmingham	3.000	11/01/2008	7.97	214
	CALIFORNIA
108	Azusa Pacific University	3.750	04/01/2015	10.88	83
575	California State University	3.000	11/01/2013	8.93	487
1,723	California State University	3.000	11/01/2019	8.99	1,259
299	Lassen Junior College District	3.000	04/01/2020	10.27	202
184	Occidental College	3.000	10/01/2019	10.41	126
975	University Student Co-Operative Association	3.000	04/01/2019	10.70	655
50	West Valley College	3.000	04/01/2009	10.50	46
	COLORADO
220	Regis College (Denver)	3.000	11/01/2012	10.47	184
	DELAWARE
81	Wesley College	3.375	05/01/2013	10.88	68
429	University of Delaware	3.000	12/01/2018	8.81	316
	FLORIDA
41	Florida Institute of Technology	3.000	11/01/2009	10.53	38
1,155	University of Florida	3.000	07/01/2014	10.15	911
	GEORGIA
79	Emmanuel College	3.000	11/01/2013	10.45	64
35	LaGrange College	3.000	03/01/2009	11.06	32
221	Mercer University	3.000	05/01/2014	10.58	177
325	Morehouse College	3.000	07/01/2010	10.50	289
544	Paine College	3.000	10/01/2016	10.45	403

The accompanying notes are an integral part of this schedule.

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Internal Rate of Return % (A) (Unaudited)	Amortized Cost (Notes 1 and 2)
	ILLINOIS
455	Concordia College	3.000	05/01/2019	10.65	307
720	Sangamon State University	3.000	11/01/2018	10.12	522
	INDIANA
116	Taylor University	3.000	10/01/2012	10.50	97
386	Taylor University	3.000	10/01/2013	10.49	314
2,800	Vincennes University	3.000	06/01/2023	9.02	1,859
	IOWA
186	Simpson College	3.000	07/01/2016	10.58	136
	KENTUCKY
56	Georgetown College	3.000	12/01/2008	10.04	52
180	Georgetown College	3.000	12/01/2009	10.05	161
137	Transylvania University	3.000	11/01/2010	10.51	123
	MARYLAND
147	Hood College	3.625	11/01/2014	10.54	119
1,088	Morgan State University	3.000	11/01/2014	10.56	855

The accompanying notes are an integral part of this schedule.

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Internal Rate of Return % (A) (Unaudited)	Amortized Cost (Notes 1 and 2)
	MASSACHUSETTS
170	Hampshire College	3.000	07/01/2013	10.75	136
644	Hampshire College	3.000	02/01/2014	10.70	509
93	Brandeis University	3.000	11/01/2011	10.64	80
460	College of the Holy Cross	3.625	10/01/2013	10.60	385
1,840	Northeastern University	3.000	05/01/2018	10.53	1,304
173	Springfield College	3.500	05/01/2013	10.67	145
1,630	Tufts University	3.000	10/01/2021	10.39	1,055
345	Wheaton College	3.500	04/01/2013	10.70	282
	MICHIGAN
17	Albion College	3.000	10/01/2009	10.56	17
	MINNESOTA
114	College of Saint Thomas	3.000	11/01/2009	10.53	106
375	College of Santa Fe	3.000	10/01/2018	10.43	266
290	MacAlester College	3.000	05/01/2020	10.46	196
	MISSISSIPPI
709	Hinds Junior College	3.000	04/01/2013	10.42	590
408	Millsaps College	3.000	11/01/2021	10.34	266
1,035	Mississippi State University	3.000	12/01/2020	9.64	690
	MISSOURI
138	Drury College	3.000	04/01/2015	10.63	107
122	Drury College	3.000	10/01/2010	10.75	109
	MONTANA
186	Carroll College	3.750	06/01/2014	10.46	148
103	Carroll College	3.000	06/01/2018	10.15	72
	NEW HAMPSHIRE
84	New England College	3.000	04/01/2016	10.77	61

The accompanying notes are an integral part of this schedule.

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Internal Rate of Return % (A) (Unaudited)	Amortized Cost (Notes 1 and 2)
	NEW JERSEY
1,020	Fairleigh Dickinson University	3.000	11/01/2017	10.39	737
305	Newark Beth Israel Hospital	3.625	01/01/2014	11.06	238
860	Rider College	3.625	11/01/2013	10.42	712
247	Rider College	3.000	05/01/2017	10.70	176
370	Rutgers, The State University	3.750	05/01/2016	9.19	296
	NEW YORK
330	Daemen College	3.000	04/01/2016	10.77	241
641	D’Youville College	3.000	04/01/2018	10.90	441
776	Hofstra University	3.000	11/01/2012	10.61	649
124	Long Island University	3.000	11/01/2009	10.69	115
290	Long Island University	3.625	06/01/2014	10.49	230
334	Memorial Hospital for Cancer and Allied Diseases	3.375	04/01/2012	10.68	284
109	Utica College	3.000	11/01/2009	10.53	101
	NORTH CAROLINA
36	Catawba College	3.000	12/01/2009	10.27	31
230	Elizabeth City State University	3.000	10/01/2017	10.02	168
278	Saint Mary’s College	3.000	06/01/2020	10.14	187
	OHIO
10	Rio Grande College	3.000	03/30/2009	10.93	10
69	University of Steubenville	3.125	04/01/2010	10.98	61
385	Wittenberg University	3.000	05/01/2015	10.76	291
146	Wittenberg University	3.000	11/01/2017	10.39	106
5	Wooster Business College	3.000	03/30/2009	10.88	5
	OREGON
479	George Fox College	3.000	07/01/2018	10.64	335
51	Linfield College	3.000	10/01/2017	10.44	37

The accompanying notes are an integral part of this schedule.

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Internal Rate of Return % (A) (Unaudited)	Amortized Cost (Notes 1 and 2)
	PENNSYLVANIA
278	Albright College	3.000	11/01/2015	10.23	219
30	Carnegie-Mellon University	3.000	05/01/2009	10.73	28
587	Carnegie-Mellon University	3.000	11/01/2017	10.51	423
550	Drexel University	3.500	05/01/2014	10.53	443
260	Gannon University	3.000	11/01/2011	10.49	225
143	Gannon University	3.000	12/01/2022	10.13	88
112	Lycoming College	3.625	05/01/2014	10.64	90
165	Lycoming College	3.750	05/01/2015	10.62	129
96	Moravian College	3.375	11/01/2012	10.52	81
1,680	Philadelphia College of Art	3.000	01/01/2022	10.62	1,055
265	Saint Vincent College	3.500	05/01/2013	10.86	216
175	Seton Hill College	3.625	11/01/2014	10.53	140
725	Villanova University	3.000	04/01/2019	10.70	487
230	York Hospital	3.000	05/01/2020	10.64	152
	SOUTH CAROLINA
1,237	Benedict College	3.000	11/01/2020	10.36	827
130	Morris College	3.000	11/01/2009	10.53	120
	TENNESSEE
198	Cumberland University	3.000	08/01/2017	10.52	140
124	Hiwassee College	3.000	09/15/2018	10.58	86
	TEXAS
180	Houston Tillotson College	3.500	04/01/2014	10.90	143
1,295	Southwest Texas State University	3.000	10/01/2015	9.51	1,020
817	Stephen F. Austin State University	3.375-3.500	10/01/2012	9.57	704
141	Texas A & I University	3.000	07/01/2009	9.57	131
210	Texas Southern University	3.500	04/01/2013	10.45	173
433	University of Saint Thomas	3.000	10/01/2019	10.41	295
	VERMONT
68	Champlain College	3.000	12/01/2013	10.19	53
801	Saint Michael’s College	3.000	05/01/2013	10.60	659
55	Vermont State College	3.000	06/01/2008	9.02	53
132	Vermont State College	3.000	07/01/2014	9.30	107
	VIRGINIA
365	James Madison University	3.000	06/01/2009	10.49	335
243	Lynchburg College	3.750	05/01/2015	10.64	193

The accompanying notes are an integral part of this schedule.

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Internal Rate of Return % (A) (Unaudited)	Amortized Cost (Notes 1 and 2)
380	Lynchburg College	3.000	05/01/2018	10.68	266
138	Mary Baldwin College	3.375	05/01/2012	10.68	118
335	Marymount University	3.000	05/01/2016	10.52	248
1,981	Norfolk State University	3.000	12/01/2021	9.77	1,300
60	Randolph-Macon College	3.000	05/01/2010	10.72	55
238	Saint Paul’s College	3.000	11/01/2014	10.56	187
942	Virginia Commonwealth University	3.000	06/01/2011	10.01	814
53	Virginia Wesleyan College	3.000	11/01/2009	10.54	50
58	Virginia Wesleyan College	3.000	11/01/2010	10.51	52
	WASHINGTON
60	Seattle University	3.000	11/01/2008	10.55	58
	WEST VIRGINIA
116	Bethany College	3.375	11/01/2012	10.54	100
170	Bethany College	3.000	11/01/2017	10.40	122
205	Bethany College	3.000	11/01/2012	10.40	172
	WISCONSIN
220	Carroll College	3.750	03/01/2015	10.93	169
315	Marian College	3.000	10/01/2016	10.45	233
	DISTRICT OF COLUMBIA
1,937	Georgetown University	3.000	11/01/2020	10.36	1,294
5,080	Georgetown University	4.000	11/01/2020	10.52	3,576
	PUERTO RICO
1,385	Inter American University of Puerto Rico	3.000	01/01/2017	10.94	1,000
639	University of Puerto Rico, Rio Piedras Campus	3.000	06/01/2011	9.39	559
58,078	Total College and University Loans				43,040

	Allowance for Loan Losses				832

	Net Loans of the Trust				42,208

	INVESTMENT AGREEMENTS (14.5%)
3,917	JPMorgan Chase Bank - Liquidity Fund	7.750	06/01/2018	7.750	3,917
1,025	JPMorgan Chase Bank - Revenue Fund	7.050	06/01/2018	7.050	1,025
4,942	Total Investment Agreements				4,942
$63,020	Total Investments (100.0%)				$47,150

(A) Represents the rate of return based on the contributed cost and the amortization to maturity.

The accompanying notes are an integral part of this schedule.

ITEM 2.  CODE OF ETHICS

Not applicable to the registrant.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to the registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS

Schedule is included as part of the report to shareholders filed under Item 1.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 8.  PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable to the registrant.

ITEM 11.  CONTROLS AND PROCEDURES

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

ITEM 12.  EXHIBITS

The following exhibits are attached to this Form N-CSR:

(a)

(1)	Code of ethics or amendments: not applicable to the registrant.
(2)	Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is attached.
(3)	Annual Compliance Statement of the Servicer, Capmark Finance, Inc. is attached.
(4)	Attestation Report of Independent Accountants, Deloitte & Touche, LLP, is attached.
(5)	Capmark reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

(b) Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust Two

By (Signature and Title)	/s/ James Byrnes Vice President

Date	August 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James Byrnes Vice President

Date	August 9, 2008